SCHEDULE OF FUTURE MINIMUM RENT PAYABLE UNDER NON-CANCELABLE OPERATING AND FINANCING LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 65,480
2025	65,480
thereafter
Total lease payments	130,961
Less: imputed interest	(5,952)
Total operating and financing lease liabilities, net of interest	$ 125,009	$ 182,764